Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 2,284	$ 2,059	$ 3,505
Accounts receivable	360	1,282	263
Prepaid expenses	94	102	68
Loan receivable		0	85
Investment tax credits receivable	268	213	375
Total Current Assets	3,006	3,656	4,296
Leasehold Improvements and Equipment, net	507	387	149
Intangible Assets	97	116	125
Total Assets	3,610	4,159	4,570
Current
Accounts payable and accrued liabilities	336	1,058	666
Deferred license revenue	308	308	0
Total Current Liabilities	644	1,366	666
Deferred License Revenue, non-current portion	461	615	0
Total Liabilities	1,105	1,981	666
Commitments		0	0
Shareholders' Equity
Capital Stock	1	0	0
Additional Paid-in-Capital	17,171	16,342	15,918
Accumulated Deficit	(14,859)	(14,463)	(12,213)
Accumulated Other Comprehensive Income	192	299	199
Total Shareholders' Equity	2,505	2,178	3,904
Total Liabilities and Shareholders' Equity	$ 3,610	$ 4,159	$ 4,570